Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended
	May 13, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
C000249165
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,937	$ 10,200	$ 9,858	$ 9,975		$ 10,522	$ 10,987	$ 11,311	$ 11,249
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,116	10,642	10,316	10,603		10,731	10,949	11,069	11,064
S&P Target Risk Moderate Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Risk Moderate Index
Accumulated Value	$ 10,000	$ 10,156	$ 10,735	$ 10,521	$ 10,636		$ 11,218	$ 11,697	$ 11,929	$ 11,849